Equity - Summary of Non-controlling Interests in Subsidiaries (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of subsidiaries [line items]
Non-controlling interests	$ 993	$ 983
TD Capital Trust III Securities - Series 2008 [member]
Disclosure of subsidiaries [line items]
Non-controlling interests	$ 993	$ 983